Financial Risk Management - Summary of Rate Structure of Marketable Securities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	€ 439,222	€ 758,741
Financial assets at amortised cost, class [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial marketable securities	7,275	298,180
Financial assets at amortised cost, class [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0	11,787
Financial assets at amortised cost, class [member] | Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	7,275	205,825
Financial assets at amortised cost, class [member] | Zero Coupon [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0	80,568
Financial assets at fair value, class [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial marketable securities	7,266	295,843
Financial assets at fair value, class [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0	11,773
Financial assets at fair value, class [member] | Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	7,266	203,543
Financial assets at fair value, class [member] | Zero Coupon [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	€ 0	€ 80,527